Condensed Consolidated Statements of Stockholders' Equity - USD ($)		Reserve Stock Split [Member] Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Reserve Stock Split [Member] Preferred Stock [Member]	Reserve Stock Split [Member] Common Stock [Member] Common Class A [Member]		Reserve Stock Split [Member] Additional Paid-in Capital [Member]		Reserve Stock Split [Member] Retained Earnings [Member]	Reserve Stock Split [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Preferred Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series B Convertible Preferred Stock [Member]	Total
Balance at Dec. 31, 2023				$ 23		$ 105,925,109		$ (71,569,821)	$ 34,355,311
Balance, shares at Dec. 31, 2023				227,348							1,101
Stock compensation expense						1,462,366			1,462,366
Restricted stock units						63,784			63,784
Restricted stock units, shares				316
Fractional share rounding (reverse stock split)
Fractional share rounding (reverse stock split), shares												(1)
Net income (loss)								(48,319,475)	(48,319,475)								$ (48,319,475)
Issuance of Class A Common Stock for marketing services						150,000			150,000
Issuance of Class A Common Stock for marketing services, shares				1,010
Conversion of PIPE shares						866,249		(866,249)
Conversion of PIPE shares, shares				3,300							(990)
Balance at Dec. 31, 2024				$ 23	[1]	108,467,508	[1]	(120,755,545)	(12,288,014)			$ 23		$ 108,467,508	$ (120,755,545)		(12,288,014)
Balance, shares at Dec. 31, 2024				231,973	[1]						111	231,973
Reclassification of forward purchase receivable														4,584,221			4,584,221
Stock issuance for legal settlement												1		199,999			200,000
Net share settlement
Shares of Class A Common Stock withheld for net share settlement, shares												118
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs										$ 3				23,880,140			23,880,143
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs, shares										31,052
Change due to reverse stock split
Change due to reverse stock split, shares												3,343
Stock compensation expense														1,358,341			1,358,341
Restricted stock units														8,768			8,768
Restricted stock units, shares												358
Fractional share rounding (reverse stock split)				$ 1		(1)
Fractional share rounding (reverse stock split), shares												(2)
Net income (loss)															(1,578,406)		(1,578,406)
Stock issuance for legal settlement, shares												7,442
Change in fair value of FPA														(4,584,221)			(4,584,221)
Net share settlement, shares												(118)
Balance at Sep. 30, 2025										$ 3		$ 25		129,330,534	(122,333,951)		6,996,611
Balance, shares at Sep. 30, 2025										31,052	111	242,996
Balance at Dec. 31, 2024				$ 23	[1]	108,467,508	[1]	(120,755,545)	(12,288,014)			$ 23		108,467,508	(120,755,545)		(12,288,014)
Balance, shares at Dec. 31, 2024				231,973	[1]						111	231,973
Reclassification of forward purchase receivable					[1]	(4,584,221)	[1]		(4,584,221)
Issuance of Class A Common Stock for restricted stock awards, net of tax					[1]	8,768	[1]		8,768
Issuance of Class A Common Stock for restricted stock awards, net of tax, shares	[1]			358
Stock issuance for legal settlement				$ 1	[1]	199,999	[1]		200,000
Issuance of Class A Common Stock for legal settlement, shares	[1]			7,443
Net share settlement					[1]		[1]
Shares of Class A Common Stock withheld for net share settlement, shares	[1]			(119)
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs		3			[1]	23,918,189	[1]		23,918,192
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs, shares										31,052
Redemption of Series B Convertible Preferred Stock					[1]	(474,177)	[1]		(474,177)
Redemption of Series B Convertible Preferred Stock, shares										(244)
Change due to reverse stock split					[1]		[1]
Change due to reverse stock split, shares	[1]			3,343
Stock compensation expense					[1]	1,501,950	[1]		1,501,950
Issuance of Class A Common Stock to Abaca Shareholders					[1]	258,868	[1]		258,868
Issuance of Class A Common Stock to Abaca Shareholders, shares	[1]			3,127
Restricted stock units					[1]		[1]
Restricted stock units, shares	[1]			121
Issuance of Class A Common from the Equity Line of Credit (ELOC)				$ 11	[1]	1,778,976	[1]		1,778,987
Issuance of Class A Common from the Equity Line of Credit (ELOC), shares	[1]			110,551
Discount on common stock sold pursuant to the ELOC					[1]	76,553	[1]		76,553
Fractional share rounding (reverse stock split)				1	[1]	(1)	[1]
Fractional share rounding (reverse stock split), shares	[1]											(3)
Net income (loss)					[1]		[1]	(2,160,998)	(2,160,998)								(2,160,998)
Redemption of Series B Convertible Preferred Stock																$ 500,000
Change in fair value of FPA					[1]	4,584,221	[1]		4,584,221
Net share settlement, shares	[1]			119
Balance at Dec. 31, 2025		3		$ 36	[1]	131,152,412	[1]	(122,916,543)	8,235,908	$ 3		$ 36		131,152,412	(122,916,543)		8,235,908
Balance, shares at Dec. 31, 2025				356,794	[1]					30,808	111	356,794
Balance at Jun. 30, 2025												$ 24		104,654,264	(122,513,459)		(17,859,171)
Balance, shares at Jun. 30, 2025											111	235,554
Stock issuance for legal settlement												$ 1		199,999			200,000
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs										$ 3				23,880,140			23,880,143
Issuance of Series B Convertible Preferred Stock and Series B Warrants, net of offering costs, shares										31,052
Stock compensation expense														596,131			596,131
Net income (loss)															179,508		179,508
Stock issuance for legal settlement, shares												7,442
Balance at Sep. 30, 2025										$ 3		$ 25		129,330,534	(122,333,951)		6,996,611
Balance, shares at Sep. 30, 2025										31,052	111	242,996
Balance at Dec. 31, 2025		$ 3		$ 36	[1]	$ 131,152,412	[1]	$ (122,916,543)	$ 8,235,908	$ 3		$ 36		131,152,412	(122,916,543)		8,235,908
Balance, shares at Dec. 31, 2025				356,794	[1]					30,808	111	356,794
Stock compensation expense														141,954			141,954
Net income (loss)															(4,271,846)		(4,271,846)
Issuance of Class A Common Stock for marketing services, shares																480
Issuance of shares due to reverse stock split
Issuance of shares due to reverse stock split, shares												89
Amortization of share-based consulting services														108,891			108,891
Sales of Class A Common Stock												26	$ 1,100,000	1,341,214		$ 33,900,000	1,341,240
Sales of Class A Common Stock, shares																27,134
Forfeiture of Series B Convertible Preferred Stock														(72,148)			(72,148)
Forfeiture of consulting contract related to issuance of Series B Convertible Preferred Stock, shares										(476)
Conversion of Series B Convertible Preferred Stock												$ 41		(41)
Conversion of Series B Convertible Preferred Stock, shares										(3,198)		410,001
Redemption of Series B Convertible Preferred Stock														(295,023)		$ 200,000	(295,023)
Balance at Sep. 30, 2026										$ 3		$ 103		132,377,259	(127,188,389)		5,188,976
Balance, shares at Sep. 30, 2026										27,134	111	1,028,702
Balance at Jun. 30, 2026										$ 3		$ 103		132,309,856	(126,208,995)		6,100,967
Balance, shares at Jun. 30, 2026										27,134	111	1,027,747
Stock compensation expense														41,523			41,523
Net income (loss)															(979,394)		(979,394)
Issuance of shares due to reverse stock split
Issuance of shares due to reverse stock split, shares												89
Amortization of share-based consulting services														24,518			24,518
Sales of Class A Common Stock														1,362			1,362
Sales of Class A Common Stock, shares												866
Balance at Sep. 30, 2026										$ 3		$ 103		$ 132,377,259	$ (127,188,389)		$ 5,188,976
Balance, shares at Sep. 30, 2026										27,134	111	1,028,702

[1]	After giving effect to the Reverse Stock Splits – See Note 19 - Stockholders’ Equity (Deficit)